Profit / (Loss) on Deconsolidation Due to Insolvency - Schedule of Profit on Deconsolidation (Details) € in Thousands	12 Months Ended
Dec. 31, 2024 EUR (€)
Schedule of Profit on Deconsolidation [Line Items]
Profit on deconsolidation	€ 2,719
Total assets [Member]
Schedule of Profit on Deconsolidation [Line Items]
Profit on deconsolidation	(35,929)
Total liabilities [Member]
Schedule of Profit on Deconsolidation [Line Items]
Profit on deconsolidation	€ 38,648